Other Assets	12 Months Ended
Dec. 31, 2024
Disclosure of Other Assets [Abstract]
Other Assets
15. Financial Assets

(CAD$ in millions)	December 31, 2024	December 31, 2023
Non-current receivables and deposits	$108	$207
Marketable equity and debt securities carried at fair value	513	397
Derivative assets	143	68
	$764	$672
20. Other Assets

(CAD$ in millions)	December 31, 2024	December 31, 2023
Pension plans in a net asset position (Note 26(a))	$320	$446
Non-current portion of inventories (Note 14)	307	350
Other	71	61
	$698	$857